GoodWill (Details) - Schedule of goodwill ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Abstract]
Beginning Balance	¥ 1,533,485		¥ 1,533,485
Acquisitions	14,051
Impairment loss	(1,504,525)	$ (236,093)
Ending Balance	¥ 43,011	$ 6,749	¥ 1,533,485	¥ 1,533,485